Earnings Per Share - Additional Information (Detail) (Stock options [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Stock options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of earnings per share, amount	10,000	29,500